Other Current and Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Current and Non-current Assets
Schedule of other current and non current assets

Other current and non-current assets consisted of the following (in thousands):

	2022	2021
Equity participation ZIM	—	$423,024
Straight-lining of revenue	$22,007	18,997
Claims receivable	15,169	8,919
Vessel held for sale	3,297	—
Other assets	7,332	8,192
Total current assets	$47,805	$459,132

Straight-lining of revenue	$83,873	$39,927
Other assets	6,050	1,812
Total non-current assets	$89,923	$41,739

Summary of gains/losses on available-for-sale debt securities

Gain/(loss)
on available for
sale securities
Balance as of January 1, 2020	$(38,224)
Unrealized gain on available for sale securities	26,633
Balance as of December 31, 2020	$(11,591)
Gain on available for sale securities	20,803
Reclassification to interest income	(9,212)
Balance as of December 31, 2021	—